Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Other Nonoperating Income (Expense)
The following table summarizes The Fidelis Partnership commissions earned, which are included in policy acquisition expenses in the Consolidated Statements of Income:

	2024	2023	2022
Ceding commission expense	$311.1	$166.2	$—
Profit commission expense	—	59.1	—
Total commissions	$311.1	$225.3	$—